Operations And Organization	12 Months Ended
Dec. 31, 2012
Operations And Organization [Abstract]
Operations And Organization
  OPERATIONS AND ORGANIZATION:
Financial Statement Presentation
The consolidated financial statements of Energy Transfer Equity, L.P. (the “Partnership,” “we” or “ETE”) presented herein for the years ended December 31, 2012, 2011 and 2010, have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. We consolidate all majority-owned subsidiaries and limited partnerships, which we control as the general partner or owner of the general partner. All significant intercompany transactions and accounts are eliminated in consolidation. Management has evaluated subsequent events through the date the financial statements were issued.
We obtained control of Regency on May 26, 2010 as a result of the Regency Transactions. On March 26, 2012, we acquired all of the outstanding shares of Southern Union for approximately $3.01 billion in cash and approximately 57 million ETE Common Units. On October 5, 2012, ETP completed the Sunoco Merger and we and ETP also completed the Holdco Transaction at that time. See Note 3 for more information regarding the Regency Transactions, the Southern Union Merger, Sunoco Merger and Holdco Transaction.
At December 31, 2012, our equity interests in Regency and ETP consisted of:

	General Partner Interest (as a % of total partnership interest)	Incentive Distribution Rights (“IDRs”)	Limited Partner Units
ETP	0.9%	100%	50,226,967
Regency	1.6%	100%	26,266,791

The consolidated financial statements of ETE presented herein include the results of operations of:

•	the Parent Company;

•	our controlled subsidiaries, ETP and Regency (see description of their respective operations below under “Business Operations”);

•	Holdco, in which we own a 60% interest and ETP owns the remaining 40%, which includes the operations of Southern Union and Sunoco; and

•	ETP’s and Regency’s consolidated subsidiaries and our wholly-owned subsidiaries that own the general partner and IDR interests in ETP and Regency.
As a result of the Regency Transactions in May 2010, the Southern Union Merger in March 2012 and the Sunoco Merger in October 2012, the periods presented herein do not include activities from Regency, Southern Union or Sunoco prior to the consummation of the respective mergers and/or transactions.
Our subsidiaries also own varying undivided interests in certain pipelines. Ownership of these pipelines has been structured as an ownership of an undivided interest in assets, not as an ownership interest in a partnership, limited liability company, joint venture or other forms of entities. Each owner controls marketing and invoices separately, and each owner is responsible for any loss, damage or injury that may occur to their own customers. As a result, we apply proportionate consolidation for our interests in these entities.
Certain prior period amounts have been reclassified to conform to the 2012 presentation. In October 2012, we sold Canyon for approximately $207 million.  The results of continuing operations of Canyon have been reclassified to loss from discontinued operations and the prior year amounts have been adjusted to present Canyon’s operations as discontinued operations. Canyon was previously included in our midstream operations. In December 2012, Southern Union entered into a purchase and sale agreement pursuant to which subsidiaries of Laclede Gas Company, Inc. have agreed to acquire the assets of Southern Union’s Missouri Gas Energy and New England Gas Company divisions. For the period from March 26, 2012 to December 31, 2012 the results of operations of distribution operations have been reclassified to income from discontinued operations. The assets and liabilities of the disposal group have been reclassified and reported as assets and liabilities held for sale as of December 31, 2012.
Unless the context requires otherwise, references to “we,” “us,” “our,” the “Partnership” and “ETE” mean Energy Transfer Equity, L.P. and its consolidated subsidiaries, which include ETP, ETP GP, ETP LLC, Regency, Regency GP, Regency LLC, Southern Union, Sunoco, Sunoco Logistics and Holdco. References to the “Parent Company” mean Energy Transfer Equity, L.P. on a stand-alone basis.
Business Operations
The Parent Company’s principal sources of cash flow have historically derived from its direct and indirect investments in the limited partner and general partner interests in ETP and Regency. Effective with the acquisition of Southern Union in March 2012, the Parent Company also generated cash flows through its wholly-owned subsidiary, Southern Union until its contribution of Southern Union to Holdco on October 5, 2012. Subsequent to October 5, 2012, we also generate cash flows from our direct investment in Holdco. The Parent Company’s primary cash requirements are for general and administrative expenses, debt service requirements and distributions to its partners and holders of the Preferred Units. Parent Company-only assets are not available to satisfy the debts and other obligations of ETE’s subsidiaries. In order to understand the financial condition of the Parent Company on a stand-alone basis, see Note 17 for stand-alone financial information apart from that of the consolidated partnership information included herein.
Our activities are primarily conducted through our operating subsidiaries as follows:

•	ETP’s operations are conducted through the following subsidiaries:

•
ETC OLP, a Texas limited partnership engaged in midstream and intrastate transportation and storage natural gas operations. ETC OLP owns and operates, through its wholly and majority-owned subsidiaries, natural gas gathering systems, intrastate natural gas pipeline systems and gas processing plants and is engaged in the business of purchasing, gathering, transporting, processing, and marketing natural gas and NGLs in the states of Texas, Louisiana, New Mexico and West Virginia. Our intrastate transportation and storage operations primarily focus on transporting natural gas in Texas through our Oasis pipeline, ET Fuel System, East Texas pipeline and HPL System. Our midstream operations focus on the gathering, compression, treating, conditioning and processing of natural gas, primarily on or through our Southeast Texas System, Eagle Ford System, North Texas System and Northern Louisiana assets. ETC OLP also owns a 70% interest in Lone Star.

•
ET Interstate, a Delaware limited liability company with revenues consisting primarily of fees earned from natural gas transportation services and operational gas sales. ET Interstate is the parent company of:

•
Transwestern, a Delaware limited liability company engaged in interstate transportation of natural gas. Transwestern’s revenues consist primarily of fees earned from natural gas transportation services and operational gas sales.

•	ETC FEP, a Delaware limited liability company that directly owns a 50% interest in FEP, which owns 100% of the Fayetteville Express interstate natural gas pipeline.

•	ETC Tiger, a Delaware limited liability company engaged in interstate transportation of natural gas.

•	CrossCountry, a Delaware limited liability company that indirectly owns a 50% interest in Citrus Corp., which owns 100% of the FGT interstate natural gas pipeline.

▪	ETC Compression, a Delaware limited liability company engaged in natural gas compression services and related equipment sales.

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Sunoco Logistics is a publicly traded Delaware limited partnership that owns and operates a logistics business, consisting of refined products and crude oil pipelines, terminalling and storage assets, and refined products and crude oil acquisition and marketing assets.

▪
Holdco is a Delaware limited liability company that is owned 40% and 60% by ETP and ETE, respectively. Holdco directly owns Southern Union and Sunoco. Pursuant to a stockholders agreement between ETE and ETP, ETP controls Holdco. As such, ETP consolidates Holdco (including Sunoco and Southern Union) in its financial statements which their operations are described as follows:

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Southern Union owns and operates assets in the regulated and unregulated natural gas industry and is primarily engaged in the gathering, processing, transportation, storage and distribution of natural gas in the United States.

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Sunoco owns and operates retail marketing assets, which sell gasoline and middle distillates at retail and operates convenience stores in 25 states, primarily on the east coast and in the midwest region of the United States.

•
Regency is a publicly traded partnership engaged in the gathering and processing, contract compression, treating and transportation of natural gas and the transportation, fractionation and storage of NGLs. Regency focuses on providing midstream services in some of the most prolific natural gas producing regions in the United States, including the Haynesville, Eagle Ford, Barnett, Fayetteville, Bone Spring, Avalon and Marcellus shales, as well as the Permian Delaware basin and the mid-continent region. Its assets are located in Texas, Louisiana, Arkansas, Pennsylvania, California, Mississippi, Alabama, West Virginia and the mid-continent region of the United States, which includes Kansas, Colorado and Oklahoma. Regency also holds a 30% interest in Lone Star.

As discussed in Note 15 to our consolidated financial statement, subsequent to the Holdco Acquisition on April 30, 2013, our reportable segments changed and currently reflect the following reportable business segments: Investment in ETP; Investment in Regency; and Corporate and Other.